Finance Income and Finance Expenses - Schedule of Finance Income (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020	Mar. 31, 2019
Finance Income And Expenses [Abstract]
Financial assets measured at amortized cost	¥ 6	¥ 157	¥ 196
Equity instruments measured at FVOCI held at the end of the year	132	138	126
Foreign exchange gains			97
Other			2
Total	¥ 138	¥ 295	¥ 421